John Hancock Funds II

Supplement dated October 19, 2015 to the current prospectus

Alternative Asset Allocation Fund

Lifestyle Portfolios

Lifestyle II Portfolios

Retirement Living Portfolios

Retirement Living through II Portfolios

Retirement Choices Portfolios

Strategic Equity Allocation Fund (collectively, the funds)

Effective January 1, 2016, Steve Medina will no longer serve as a portfolio manager of the funds. Accordingly, all references to Mr. Medina as a portfolio manager of the funds will be removed from each prospectus. Robert Boyda, Marcelle Daher, CFA, and Nathan Thooft, CFA will continue as portfolio managers of the funds. Through December 31, 2015, Messrs. Boyda, Medina, and Thooft and Ms. Daher are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Boyda and Thooft and Ms. Daher will be jointly and primarily responsible for the day-to-day management of the funds.

You should read this supplement in conjunction with each fund’s prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated October 19, 2015 to the current prospectus

Income Allocation Fund (the fund)

Effective January 1, 2016, Steve Medina will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Medina as a portfolio manager of the fund will be removed from each prospectus. Robert Boyda, Marcelle Daher, CFA, Jeffrey N. Given, CFA, Thomas C. Goggins, Howard C. Greene, CFA, Daniel S. Janis, III, and Nathan Thooft, CFA will continue as portfolio managers of the fund. Through December 31, 2015, Messrs. Boyda, Given, Goggins, Greene, Janis, Medina, and Thooft and Ms. Daher are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Boyda, Given, Goggins, Greene, Janis, and Thooft and Ms. Daher will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated October 19, 2015 to the current Statement of Additional Information (the SAI)

Alternative Asset Allocation Fund

Income Allocation Fund

Lifestyle Portfolios

Lifestyle II Portfolios

Retirement Living Portfolios

Retirement Living through II Portfolios

Retirement Choices Portfolios

Strategic Equity Allocation Fund (collectively, the funds)

Effective January 1, 2016, Steve Medina will no longer serve as a portfolio manager of the funds. Accordingly, all references to Mr. Medina as a portfolio manager on the investment management team of the funds will be removed from the SAI.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.